SEGMENT INFORMATION - Geographical information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
SEGMENT INFORMATION
Revenues from contracts with customers	$ 333,343,987	$ 464,828,548	$ 419,446,439
Total non-current assets	367,911,897	363,629,846
Property, plant and equipment	74,575,386	74,573,278	67,853,835
Intangible assets	181,173,079	176,893,136	173,783,956
Goodwill	112,163,432	112,163,432
Total non-reportable assets	395,733,183	488,918,348
Total assets	763,645,080	852,548,194
Argentina
SEGMENT INFORMATION
Revenues from contracts with customers	231,552,406	346,794,376	288,228,267
Total non-current assets	142,743,386	139,245,596
Brazil
SEGMENT INFORMATION
Revenues from contracts with customers	17,673,809	24,175,116	23,690,028
Total non-current assets	7,448,724	7,698,175
LATAM
SEGMENT INFORMATION
Revenues from contracts with customers	23,900,621	21,952,339	21,044,547
Total non-current assets	856,329	1,162,654
North America
SEGMENT INFORMATION
Revenues from contracts with customers	30,107,865	27,370,220	30,372,912
Total non-current assets	185,817,356	189,199,549
EMEA
SEGMENT INFORMATION
Revenues from contracts with customers	7,920,550	21,320,535	22,014,855
Total non-current assets	537,302	44,141
ROW
SEGMENT INFORMATION
Revenues from contracts with customers	22,188,736	23,215,962	$ 34,095,830
Total non-current assets	$ 30,508,800	$ 26,279,731